Fair Value of Financial Instruments - Recurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value of assets and liabilities measured on recurring basis
Other-than-temporary impairment of available-for-sale securities	$ 0	$ 0
Proceeds from sale and maturity of available-for-sale securities
Proceeds from the sales and maturities of available-for-sale securities	$ 159,000	286,000	$ 336,000
Marketable securities, available-for-sale | Minimum
Fair value of assets and liabilities measured on recurring basis
Debt securities maturity period	1 year
Marketable securities, available-for-sale | Maximum
Fair value of assets and liabilities measured on recurring basis
Debt securities maturity period	3 years
Fair Value, Measurements, Recurring
Fair value of assets and liabilities measured on recurring basis
Cash and cash equivalents	$ 1,301	21,035
Marketable securities, current	57,783	54,840
Deferred compensation trusts	23,256	37,510
Marketable securities, noncurrent	113,622	143,553
Fair Value, Measurements, Recurring | Money market funds
Fair value of assets and liabilities measured on recurring basis
Available-for-sale Securities	1,000	21,000
Fair Value, Measurements, Recurring | U.S. agency securities
Fair value of assets and liabilities measured on recurring basis
Available-for-sale Securities	3,000	11,000
Fair Value, Measurements, Recurring | U.S. Treasury securities
Fair value of assets and liabilities measured on recurring basis
Available-for-sale Securities	69,000	87,000
Fair Value, Measurements, Recurring | Corporate debt securities
Fair value of assets and liabilities measured on recurring basis
Available-for-sale Securities	97,000	100,000
Fair Value, Measurements, Recurring | Commercial paper
Fair value of assets and liabilities measured on recurring basis
Available-for-sale Securities	3,000
Fair Value, Measurements, Recurring | Commodity contracts
Fair value of assets and liabilities measured on recurring basis
Derivative assets		83
Derivative liabilities		129
Fair Value, Measurements, Recurring | Foreign currency contracts
Fair value of assets and liabilities measured on recurring basis
Derivative assets	29,766	34,776
Derivative liabilities	29,127	43,574
Fair Value, Measurements, Recurring | Level 1
Fair value of assets and liabilities measured on recurring basis
Cash and cash equivalents	701	21,035
Deferred compensation trusts	23,256	37,510
Fair Value, Measurements, Recurring | Level 2
Fair value of assets and liabilities measured on recurring basis
Cash and cash equivalents	600
Marketable securities, current	57,783	54,840
Marketable securities, noncurrent	113,622	143,553
Fair Value, Measurements, Recurring | Level 2 | Commodity contracts
Fair value of assets and liabilities measured on recurring basis
Derivative assets		83
Derivative liabilities		129
Fair Value, Measurements, Recurring | Level 2 | Foreign currency contracts
Fair value of assets and liabilities measured on recurring basis
Derivative assets	29,766	34,776
Derivative liabilities	$ 29,127	$ 43,574